CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advertising and marketing revenues
Third parties	$ 428,275	$ 207,657	$ 129,644
Total advertising and marketing revenues	570,982	402,415	264,782
Other revenues	84,818	75,476	69,390
Total revenues	655,800	477,891	334,172
Costs and Expenses
Cost of revenues	171,231	141,960	83,599
Sales and marketing	148,283	126,059	120,361
Product development	154,088	143,444	125,832
General and administrative	41,218	28,925	26,483
Total costs and expenses	514,820	440,388	356,275
Income (loss) from operations	140,980	37,503	(22,103)
Loss from equity method investments	(130)	(6)	(5)
Realized gain from investments	534	944	481
Investment related impairment	(40,161)	(8,005)	(2,521)
Interest and other income, net (including interest expense on amount due to SINA of $2,838, nil, and nil for 2014, 2015 and 2016, respectively)	8,757	6,344	6,780
Change in fair value of investor option liability (Note 15)			(46,972)
Income (loss) before income tax expenses	109,980	36,780	(64,340)
Provision of income taxes	4,316	2,591	1,128
Net income (loss)	105,664	34,189	(65,468)
Less: Net loss attributable to non-controlling interests	(2,363)	(556)	(143)
Net income (loss) attributable to Weibo	108,027	34,745	(65,325)
Other comprehensive loss
Currency translation adjustments (net of tax of nil, nil, and nil for 2014, 2015 and 2016 respectively)	(18,898)	(7,874)	(1,450)
Available-for-Sale securities:
Change in unrealized loss from available-for-sale securities (net of tax of nil, nil, and nil for 2014, 2015, and 2016, respectively)	(2,557)	(198)	(2,067)
Reclassification adjustment for net loss included in net income (loss) (net of tax of nil, nil, and nil for 2014, 2015, and 2016, respectively)	4,822
Net change, net of tax	2,265	(198)	(2,067)
Total comprehensive income (loss)	89,031	26,117	(68,985)
Less: Comprehensive loss attributable to non-controlling interests	(2,637)	(829)	(366)
Comprehensive income (loss) attributable to Weibo	$ 91,668	$ 26,946	$ (68,619)
Shares used in computing net income (loss) per share attributable to Weibo:
Basic (in shares)	214,745	208,163	186,878
Diluted (in shares)	222,859	217,918	186,878
Income (loss) per share:
Basic (in dollars per share)	$ 0.50	$ 0.17	$ (0.35)
Diluted (in dollars per share)	$ 0.48	$ 0.16	$ (0.35)
Alibaba
Advertising and marketing revenues
Related party	$ 57,908	$ 143,650	$ 107,587
SINA and other related parties
Advertising and marketing revenues
Related party	$ 84,799	$ 51,108	$ 27,551